COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company's facilities and those of certain subsidiaries are rented under several operating lease agreements for periods ending in 2013. The monthly lease amount, including management fees of the leased properties, is approximately $15.

Future minimum lease commitments under non-cancelable operating leases for the year ended December 31 2013, are as follows:

2013	141
$141

b.	Guarantees, indemnity and liens:

1.
The Company issued on October 17, 2011 a bank guarantee of up to NIS 62,662 ($16 as of December 31, 2011) to the services company for its new offices in Herzliya (see a above, which was replaced by a security deposit of NIS 74,013($20 as of December 31, 2012).

2.
On April 29, 2012, the Company's board of directors approved the recording of a floating charge, unlimited in amount, on all of the Company's assets in favor of the Company's chairman of the board of directors and chief executive officer in order to secure personal guarantees granted by them in favor of the Company to a bank (see Note 7a) and in order to secure short-term loans that are given by them from time to time to the Company.

c.	Litigation:

1.
In April 2004, the Department for Resources Supply of the Ministry of Ukraine (the "Department") filed a claim with the International Commercial Arbitration Court at the Ukrainian Chamber of Commerce and Industry (the "Arbitration Court") to declare a contract dated April 9, 2002, between the Company and the Ministry of Internal Affairs of the Ukraine (the "Ministry"), as void due to defects in the proceedings by which the Company was awarded the contract.  In July, 2004, the Arbitration Court declared the contract as void.  On April 27, 2005, the Company appealed the decision to the High Commercial Court of the Ukraine.  In May 2005, the Department filed a new statement of claim with the Arbitration Court for restitution of $1,048 paid to the Company by the Department under the contract.  On September 27, 2005, the Company received an un favored award issued by the Arbitration Court in the second claim (the "Award").  On December 12, 2005, the Company was informed that the Ukrainian Supreme Court had dismissed its appeal regarding the July 2004 decision. On June 29, 2006, the Ukrainian Supreme Court held that the Arbitration Court award was valid and legal under applicable law.

On September 28, 2008, the Department filed a petition (the "Petition") in the Central District Court of Israel (the "Court") under which the Department requested the confirmation of the Award as a valid foreign arbitral award under the laws of the State of Israel.

In  November 2008, the Company filed with the Court an objection to the Petition and a petition to declare the Award null and void. The Company's objection and petition rely on what the Company believes to be well-based evidence relating to the manner under which the arbitration proceedings were conducted by the Arbitration Court and against their validity and legality. The Company believes that the arbitration proceedings were conducted unfairly and jeopardized its basic rights. The Company's claims are also corroborated by a contrary legal opinion written by one of the arbitrators ("Arbitrator").

During the years 2009 until December 2011, several court sessions where held regarding the Petition, including the testimony of the independent arbitrator, while the Department's witnesses (including the other two Ukrainian arbitrators) did not appear in court at the times scheduled for their testimony.

On December 5, 2011 the Company submitted a summation in writing. However, the Department did  not submit  its summation and its counsel notified the Court that his appointment as the Department's counsel had been cancelled.

On April 15, 2012, the Court dismissed the Department's Petition and also declared the Award null and void.

2.
On October 30, 2003, SuperCom Slovakia received an award from the International Arbitral Center of the Austrian Federal Economic Chamber, in a case against the Ministry of Interior of the Slovak Republic ("the Ministry") relating to an agreement signed on March 17, 1998.  Upon the Arbitral Award, the Ministry of Interior of the Slovak Republic was ordered to pay SuperCom Slovakia  SKK 80,000,000 (approximately $3,464 as of December 31, 2012) plus interest accruing from March 1999. In addition, the Ministry of Interior of the Slovak Republic was ordered to pay the costs of arbitration in the amount of EUR 42,716 (approximately $56 as of December 31, 2012) and SuperCom Slovakia's legal fees in the amount of EUR 63,611 (approximately $84 as of December 31, 2012).  The Company initiated an enforcement proceeding to collect the arbitral awards.  The Ministry of Interior of the Slovak Republic filed a claim with the Commercial Court in Vienna, Austria on February 10, 2004, whereby it challenged and requested to set aside the arbitral award.  During September 2005, the Commercial Court of Vienna dismissed the claim.  On October 21, 2005, the Ministry of the Interior of the Slovak Republic filed an appeal.  On August 25, 2006, the Austrian Appellate Court rejected the appeal and ordered the Ministry to reimburse Supercom Slovakia´s costs of the appellate proceeding in the amount of EUR 6,688 within 14 days.  On October 3, 2006, the Company was informed that the Ministry had decided not to file an extraordinary appeal to the Austrian Supreme Court's decision rejecting its appeal and the award became final. To date, the Company's efforts to enforce the Commercial Court's decision have been unsuccessful, and the Company had hired new counsel (on a success based fee)  to support its efforts to enforce the award.

3.
On December 16, 1999, Secu-Systems Ltd. filed a lawsuit with the District Court in Tel-Aviv-Jaffa jointly and severally against the Company and its former subsidiary, InkSure Ltd. ("InkSure"), seeking a permanent injunction and damages arising from the printing method applied to certain products developed by InkSure. In its lawsuit, Secu-Systems asserted claims of breach of a confidentiality agreement between Secu-Systems and the Company, unjust enrichment of the Company and InkSure, breach of fiduciary duties owed to Secu-Systems by the Company and InkSure and misappropriation of trade secrets and damage to Secu-Systems' property.  On March 15, 2006, the Court denied the breach of contract claim, but upheld the claim for misappropriation of trade secrets and ordered InkSure and the Company to cease all activity involving the use of the confidential knowledge and/or confidential information of Secu-Systems. In addition, the court ordered the Company and Inksure to provide a report certified by an accountant setting forth in full the income and/or benefit received by InkSure and the Company as a result of the infringing activity through the date of the judgment, and ordered the Company and Inksure, jointly and severally, to pay to Secu-Systems compensation in the amount of NIS 100,000 ($26 as of December 31, 2012) and legal expenses as well as attorney's fees in the amount of NIS 30,000 ($8 as of December 31, 2011) (which was paid during 2006). Secu-Systems filed an appeal, and the Company and InkSure filed a counter-appeal, on the above ruling.

During the years thereafter several court sessions were held, judgments were made and appeals were filed by each of the parties. On December 15, 2009, the Court suggested that the parties try a mediation process in order to endeavor to come to an agreement. All the parties agreed to the suggestion.

In the course of the mediation process, during 2010, a mediation agreement in principle was reached. On November 30, 2010, the mediator determined that the sum payable by the Company to Secu-System is NIS 893,000 (approximately $239 as of December 31, 2012). The mediation agreement was approved by the Court on February 5, 2012. The Company paid the agreed upon amount in several payments during 2011 and 2012. As of December 31, 2012, there was no liability outstanding  related to this litigation.

4.
On May 7, 2012, a supplier of the Company filed a lawsuit with the Magistrate Court in Tel Aviv seeking  NIS 360,199 (approximately $96 as of December 31, 2012) claiming payments for products which were supplied during 2011 and for payments for products which were purchased by the supplier but were refused by the Company due to the Company's dissatisfaction in respect of the supplied products. The Company is denying the supplier's claims and has its own claims against the supplier in respect of the quality of the products supplied. The Company has  an objection to the Claim and a petition for a recovery by  the Company of its  direct loses due to the supplier's  lack of performance. The Company's objection and petition rely on what the Company believes to be well-based evidence of  the lack of performance, major delays in delivery, and poor workmanship with respect to some of the products manufactured by the supplier. A preliminary court session was held regarding the Petition, and additional court sessions are scheduled for July 2013. The balance of accounts payable with respect to the supplier as of December 31, 2012 is approximately $46, which represents the value of the supplied products during 2011. No additional provision has been recognized with respect to the supplier's claim.